Members' Deficit - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 29, 2013 Vote	Jun. 30, 2012	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2010	Jan. 15, 2010
Schedule Of Stockholders Equity [Line Items]
Share-based compensation expense	$ 18,290,000	$ 636,000	$ 3,599,000	$ 12,000	$ 10,367,000
Deferred income tax, net adjustment	14,800,000
Retained earnings	24,000,000
Common units, units authorized	0		33,333,333	33,333,333
Common units votes per unit			1
Redeemable convertible Series A preferred units -units authorized	0		8,109,848	8,109,848
Redeemable convertible Series A preferred units, per unit value			$ 0
Redeemable convertible Series A preferred units - units outstanding	0		8,109,847	8,109,847
Redeemable convertible Series A preferred units, per unit value	$ 2.81		$ 2.81	$ 2.81
Conversion ratio			1	1
Percentage of accrued preferred return per annum	8.00%		8.00%
Redeemable convertible Series A preferred units, redemption value	0		33,483,000	33,483,000
Accretion of preferred stock to redemption value	1,000,000	1,000,000	2,100,000	2,000,000	1,800,000
Accretion of issuance costs	56,000	60,000	121,000	119,000	117,000
Common stock, shares authorized	1,000,000,000		0	0
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, votes per unit	1
Common stock, shares issued	30,475,787		0	0
Common stock, shares outstanding	30,475,787		0	0
Preferred stock, shares authorized	20,000,000		0	0
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Treasury stock, repurchased shares					8,109,848
Treasury stock, total repurchased value					22,800,000
Treasury stock, repurchased value					12,469,000
Fair value price of common unit						$ 1.35
Common unit held by outside investor					1,062,193
Treasury Units
Schedule Of Stockholders Equity [Line Items]
Share-based compensation expense					10,300,000
Treasury stock, repurchased value					12,469,000
Limited Liability Conversion
Schedule Of Stockholders Equity [Line Items]
LLC Conversion, share of common stock issued	16,851,635
LLC Conversion, shares of common stock applicable to fully vested options granted	448,349
LLC Conversion, price per share of fully vested options granted	$ 0.02
Limited Liability Conversion | Stock options
Schedule Of Stockholders Equity [Line Items]
Share-based compensation expense	$ 8,500,000